Unit Activity (Details) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unit Activity [Line Items]
Units issued	4,914	2,151	28,516	22,628
Units redeemed	(33,948)	(139,463)	(100,190)	(89,390)
VAL
Unit Activity [Line Items]
Units issued	4,600	1,823	24,848	19,689
Units redeemed	(28,798)	(119,555)	(76,713)	(65,897)
VLI
Unit Activity [Line Items]
Units issued	314	328	3,668	2,939
Units redeemed	(5,146)	(19,896)	(21,347)	(18,737)
SPVA
Unit Activity [Line Items]
Units issued	0	0	0	0
Units redeemed	0	0	0	0
SPVL
Unit Activity [Line Items]
Units issued	0	0	0	0
Units redeemed	(4)	(12)	(2,130)	(4,756)